(Loss)/earnings per share	12 Months Ended
Dec. 31, 2020
(Loss)/earnings per share
(Loss)/earnings per share

10          (Loss)/earnings per share

(a)	Basic (loss)/earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the profit/(loss) attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year.

(b)	Diluted (loss)/earnings per share

Diluted (loss)/earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

For the year ended 31 December 2018, the Company has two categories of dilutive securities: Series A Preferred Shares and convertible note. These dilutive securities are assumed to have been converted into ordinary shares, and the net losses for the year adjusted to eliminate the fair value gain or loss of these dilutive potential ordinary shares less related income tax effect.

For the year ended 31 December 2019, the Company has four categories of dilutive securities: Series A Preferred Shares, convertible note, exchangeable note and share option. These dilutive securities are assumed to have been converted into ordinary shares, and the net profits for the year is adjusted to eliminate the fair value gain or loss of these dilutive potential ordinary shares less related income tax effect.

For the year ended 31 December 2020, the Company has two categories of dilutive securities: Convertible note and share option. These dilutive securities are assumed to have been converted into ordinary shares, and the net losses for the year is adjusted to eliminate the fair value gain or loss of these dilutive potential ordinary shares less related income tax effect.

The following table sets forth the computation of basic and diluted (loss)/profit per share:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
	(Note i)	(Note ii)	(Note iii)
Numerator:
(Loss)/profit attributable to owners of the Company – basic	(255,237)	136,309	(235,479)
Reversal of fair value gain of:
—Series A Preferred Shares	—	(136,656)	—
—Convertible note	—	—	—
—Exchangeable note liabilities	—	(45,274)	—
Reversal of interest expense on convertible note	—	—	—
Share based compensation	—	—	—
(Loss)/profit attributable to owners of the Company – diluted	(255,237)	(45,621)	(235,479)
Shares (denominator):
Weighted average number of shares – basic	41,060,255	46,097,963	65,297,485
Conversion of Series A Preferred Shares	—	12,693,699	—
Conversion of convertible note	—	—	—
Conversion of exchangeable note liabilities	—	4,863,438	—
Cancellation of ordinary shares due to conversion of exchangeable note liabilities	—	(4,863,438)	—
Share based compensation	—	—	—
Weighted average number of shares – diluted	41,060,255	58,791,662	65,297,485
(Loss)/earnings per share – basic (RMB)	(6.22)	2.96	(3.61)
Loss per share – diluted (RMB)	(6.22)	(0.78)	(3.61)

Note i    As the Group incurred loss for the year ended 31 December 2018, the conversion of Series A Preferred Shares and convertible note would be anti‑dilutive and therefore, related changes in fair value and interest expense are not included in the computation of diluted loss per share. Diluted loss per share and basic loss per share are the same for the year ended 31 December 2018.

Note ii    The potential outstanding shares related to share option and the conversion of convertible note would be anti-dilutive and therefore, related changes in fair value and interest expense are not included in the computation of diluted loss per share.

Note iii   As the Group incurred loss for the year ended 31 December 2020, share option and the conversion of convertible note would be anti-dilutive and therefore, related changes in fair value is not included in the computation of diluted loss per share. Diluted loss per share and basic loss per share are the same for the year ended 31 December 2020.